REPORTING ENTITY - Textual (Details) - COP ($) $ in Millions			12 Months Ended
	Sep. 05, 2018	Sep. 04, 2018	Dec. 31, 2018
Corporacion Financiera Colombiana S.A.
Disclosure of subsidiaries [line items]
Amount of shares issued	$ 988,072
Corporacion Financiera Colombiana S.A. | Common shares
Disclosure of subsidiaries [line items]
Number of shares issued	40,000,000
Corporacion Financiera Colombiana S.A. | Preference shares
Disclosure of subsidiaries [line items]
Issuance of preferred shares without voting rights	1,529,542
Banco de Bogota S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary			68.74%
Proportion of ownership interest in subsidiary			68.74%
Banco de Occidente S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary			72.27%
Proportion of ownership interest in subsidiary			72.27%
Banco Popular S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary			93.74%
Proportion of ownership interest in subsidiary			93.74%
Banco Comercial AV Villas S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary			80.37%
Proportion of ownership interest in subsidiary			79.87%
Corporacion Financiera Colombiana S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	52.96%	62.42%	52.96%
Proportion of ownership interest in subsidiary	38.25%	44.79%	38.25%